Consolidated Statement of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Operations
Product net sales	€ 87,599	€ 14,753	€ 2
Collaboration revenues	417,681	470,093	478,051
Total net revenues	505,280	484,846	478,053
Cost of sales	(12,079)	(1,629)
Research and development expenses	(515,083)	(491,707)	(523,667)
Sales and marketing expenses	(147,555)	(69,956)	(66,468)
General and administrative expenses	(144,931)	(140,899)	(118,757)
Other operating income	46,848	53,749	52,207
operating income/loss	(267,520)	(165,596)	(178,632)
Fair value adjustments and net exchange differences	51,473	61,296	(116,188)
Other financial income	18,578	3,058	11,573
Other financial expenses	(17,679)	(21,757)	(26,528)
Loss before tax	(215,147)	(122,999)	(309,775)
Income taxes	(2,844)	(2,423)	(1,226)
Net loss from continuing operations	(217,991)	(125,422)	(311,001)
Net income from discontinued operations, net of tax		22,191	5,565
Net loss	(217,991)	(103,231)	(305,436)
Net loss attributable to:
Owners of the parent	€ (217,991)	€ (103,231)	€ (305,436)
Basic loss per share	€ (3.32)	€ (1.58)	€ (4.69)
Diluted loss per share	(3.32)	(1.58)	(4.69)
Basic loss per share from continuing operations (in EUR per share)	(3.32)	(1.91)	(4.78)
Diluted loss per share from continuing operations (in EUR per share)	€ (3.32)	€ (1.91)	€ (4.78)